SUPPLEMENTAL CASH FLOW INFORMATION - Reconciliation of Other Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Variable consideration adjustment (Note 18)	$ 6,437	$ 3,073
Interest on financing component of deferred revenue (Note 10)	3,026	4,288
Accretion of 7% Convertible Debentures discount (Note 10)	2,733	2,390
Amortization of financing fees (Note 10)	1,020	642
Inventory write-off	176	0
Accretion of rehabilitation provisions (Note 10)	155	191
Interest on lease obligations	98	22
Loss/(gain) on disposal of assets	40	(13)
Loss on fair value of marketable securities	14	9
PRSU settlement, net of tax	0	(349)
Accretion of long-term receivables discount (Note 10)	(220)	0
Gain on modification of Macquarie credit facility (Note 19)	(2,973)	0
Other non-cash items	$ 10,506	$ 10,253	[1]

[1]	The cash flows of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.